Income Taxes (Schedule of Income Tax Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [abstract]
Net income before tax	$ 58,955	$ 43,971
Statutory tax rate	27.00%	27.00%
Anticipated income tax at statutory rates	$ 15,918	$ 11,872
Non-deductible expenditures	1,326	2,507
Differences between Canadian and foreign tax rates	1,284	1,353
Change in estimate	(192)	856
Effect of change in tax rates	436	345
Inflation adjustment	(10,634)	(12,158)
Impact of foreign exchange	15,081	11,773
Changes in deferred tax assets not recognized	5,909	(2,254)
Mining taxes	4,656	3,241
Withholding taxes	3,670	2,367
Other items	(52)	273
Total tax expense	37,402	20,175
Current income tax expense	38,818	32,631
Deferred income tax (recovery)	$ (1,416)	$ (12,456)